Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 08, 2022
Registrant Name	dei_EntityRegistrantName	FIDELITY COVINGTON TRUST
Central Index Key	dei_EntityCentralIndexKey	0000945908
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false